Other Noncurrent Assets	12 Months Ended
Mar. 31, 2022
Other Noncurrent Assets [Abstract]
OTHER NONCURRENT ASSETS

Note 12 – OTHER NONCURRENT ASSETS

Other noncurrent assets consisted of the following:

	March 31, 2022	March 31, 2021
Forest land use rights*	$770,057	$785,569
Others	52,893	70,822
Total	$822,950	$856,391

*	The prepayment for lease of forest land use rights is made to a local government in connection with an operating land lease agreement. The land is currently used to cultivate Ginkgo trees. The forest rights certificate from the local village extends the life of the lease to January 31, 2060. In the year ended March 31, 2021, based on the evaluation of the forest land use rights, the Company recorded an impairment of $228,506.

The amortization of the prepayment for the lease of land use right was approximately $54,947 and $52,073 for the years ended March 31, 2022 and 2021, respectively.

The Company’s amortizations of the prepayment for lease of land use right for the next five years and thereafter are as follows:

Years ending March 31,	Amount
2023	$54,947
2024	54,947
2025	54,947
2026	54,947
2027	54,947
Thereafter	495,322